January 10, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E. Washington, DC 20549

Re:	Vanguard Chester Funds (the “Trust”) File No. 002-92948

Commissioners:

   Enclosed is the 90th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this Amendment is to add Vanguard Target Retirement 2070 Fund, a new series of the Trust.

Pursuant to the requirements of Rule 485(a)(2), we request that the Amendment become effective on April 15, 2022. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have questions or comments concerning the enclosed Amendment, please contact me at elizabeth_bestoso@vanguard.com or  (610) 669-2531.

Sincerely,

/s/ Elizabeth Bestoso

Elizabeth Bestoso

Senior Counsel

   The Vanguard Group, Inc.

Enclosures

cc:	Lisa N. Larkin

U.S. Securities and Exchange Commission